Intangibles (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of our intangible assets and liabilities are:

	September 30, 2021
$ in thousands	Total Cost	Accumulated Amortization	Intangible Assets, net
Intangible assets, net:
In-place lease intangibles	$19,689	$(2,325)	$17,364
Leasing commissions	2,919	(174)	2,745
Above-market lease intangibles	1,321	—	1,321

Total intangible assets, net	$23,929	$(2,499)	$21,430

	Total Cost	Accumulated Amortization	Intangible Liabilities, net
Intangible liabilities, net:
Below-market lease intangibles	$1,605	$(146)	$1,459

Total intangible liabilities, net	$1,605	$(146)	$1,459

	December 31, 2020
$ in thousands	Total Cost	Accumulated Amortization	Intangible Assets, net
Intangible assets, net:
In-place lease intangibles	$5,475	$(7)	$5,468
Leasing commissions	2,136	(4)	2,132

Total intangible assets, net	$7,611	$(11)	$7,600

	Total Cost	Accumulated Amortization	Intangible Liabilities, net
Intangible liabilities, net:
Below-market lease intangibles	$1,605	$—	$1,605

Total intangible liabilities, net	$1,605	$—	$1,605

Schedule of Below Market Leases
The gross carrying amount and accumulated amortization of our intangible assets and liabilities are:

	September 30, 2021
$ in thousands	Total Cost	Accumulated Amortization	Intangible Assets, net
Intangible assets, net:
In-place lease intangibles	$19,689	$(2,325)	$17,364
Leasing commissions	2,919	(174)	2,745
Above-market lease intangibles	1,321	—	1,321

Total intangible assets, net	$23,929	$(2,499)	$21,430

	Total Cost	Accumulated Amortization	Intangible Liabilities, net
Intangible liabilities, net:
Below-market lease intangibles	$1,605	$(146)	$1,459

Total intangible liabilities, net	$1,605	$(146)	$1,459

	December 31, 2020
$ in thousands	Total Cost	Accumulated Amortization	Intangible Assets, net
Intangible assets, net:
In-place lease intangibles	$5,475	$(7)	$5,468
Leasing commissions	2,136	(4)	2,132

Total intangible assets, net	$7,611	$(11)	$7,600

	Total Cost	Accumulated Amortization	Intangible Liabilities, net
Intangible liabilities, net:
Below-market lease intangibles	$1,605	$—	$1,605

Total intangible liabilities, net	$1,605	$—	$1,605

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated future amortization of our intangibles for each of the next five years and thereafter as of September 30, 2021 is:

$ in thousands	In-place Lease Intangibles	Leasing Commissions	Above-market Lease Intangibles	Below-market Lease Intangibles
2021 (remainder)	$3,788	$72	$24	$(49)
2022	7,453	285	94	(194)
2023	746	285	94	(194)
2024	746	285	94	(194)
2025	746	285	94	(194)
2026	746	282	94	(194)
Thereafter	3,139	1,251	827	(440)

	$17,364	$2,745	$1,321	$(1,459)

Schedule of Below Market Lease, Future Amortization Income
The estimated future amortization of our intangibles for each of the next five years and thereafter as of September 30, 2021 is:

$ in thousands	In-place Lease Intangibles	Leasing Commissions	Above-market Lease Intangibles	Below-market Lease Intangibles
2021 (remainder)	$3,788	$72	$24	$(49)
2022	7,453	285	94	(194)
2023	746	285	94	(194)
2024	746	285	94	(194)
2025	746	285	94	(194)
2026	746	282	94	(194)
Thereafter	3,139	1,251	827	(440)

	$17,364	$2,745	$1,321	$(1,459)